Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	29,278,642
Proposed Maximum Offering Price per Unit	355.19982
Maximum Aggregate Offering Price	$ 10,399,768,368.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,436,208.01
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 was deferred pursuant to Rules 456(b) and 456(r) under the Securities Act and is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class C Capital Stock, par value $0.001 per share
Amount Registered | shares	29,278,642
Proposed Maximum Offering Price per Unit	351.8018
Maximum Aggregate Offering Price	$ 10,300,278,957.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,422,468.52
Offering Note	See Note 1.